Columbia Select Corporate Income Fund
First Quarter Report
July 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Corporate Income Fund, July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.1%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	1,376,000	1,319,309
Total Convertible Bonds (Cost $1,324,432)			1,319,309

Corporate Bonds & Notes 90.6%

Aerospace & Defense 4.8%
Axon Enterprise, Inc.(a)
03/15/2030	6.125%	133,000	136,084
03/15/2033	6.250%	111,000	113,829
BAE Systems PLC(a)
03/26/2029	5.125%	2,015,000	2,062,142
02/15/2031	1.900%	27,000,000	23,420,473
Boeing Co. (The)
08/01/2059	3.950%	13,000,000	8,931,675
05/01/2060	5.930%	2,820,000	2,700,208
Bombardier, Inc.(a)
04/15/2027	7.875%	18,000	18,058
07/01/2031	7.250%	147,000	153,485
L3Harris Technologies, Inc.
07/31/2033	5.400%	4,690,000	4,814,681
06/01/2034	5.350%	1,420,000	1,447,007
Lockheed Martin Corp.
11/15/2054	5.700%	8,000,000	7,992,626
Moog, Inc.(a)
12/15/2027	4.250%	139,000	135,918
Northrop Grumman Corp.
06/01/2054	5.200%	11,825,000	10,955,444
Raytheon Technologies Corp.
03/15/2032	2.375%	16,866,000	14,666,913
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	294,000	310,954
11/15/2030	9.750%	351,000	386,595
TransDigm, Inc.(a)
08/15/2028	6.750%	517,000	527,584
03/01/2029	6.375%	825,000	844,501
03/01/2032	6.625%	1,857,000	1,910,155
05/31/2033	6.375%	945,000	950,851
Total			82,479,183
Airlines 0.2%
American Airlines, Inc.(a)
05/15/2029	8.500%	721,000	753,456
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	566,552	565,916
04/20/2029	5.750%	673,155	672,897
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	586,724	597,338
Total			2,589,607
Automotive 0.3%
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	396,000	359,450
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	608,000	625,851
Ford Motor Credit Co. LLC
08/04/2025	4.134%	828,000	827,842
11/13/2025	3.375%	610,000	606,485
IHO Verwaltungs GmbH(a),(b)
11/15/2030	7.750%	309,000	317,802
11/15/2032	8.000%	715,000	734,968
Nissan Motor Co., Ltd.(a)
07/17/2032	7.750%	223,000	230,404
07/17/2035	8.125%	654,000	686,981
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	301,000	291,558
04/23/2032	6.875%	1,239,000	1,156,302
Total			5,837,643
Banking 16.7%
Ally Financial, Inc.(c)
Subordinated
01/17/2040	6.646%	348,000	345,652
Bank of America Corp.(c)
10/24/2031	1.922%	26,828,000	23,418,185
07/21/2032	2.299%	8,387,000	7,300,207
10/20/2032	2.572%	10,243,000	9,024,006
02/04/2033	2.972%	11,010,000	9,853,453
Subordinated
09/21/2036	2.482%	4,644,000	3,953,495
Citigroup, Inc.(c)
06/03/2031	2.572%	21,744,000	19,718,083
01/25/2033	3.057%	28,446,000	25,463,487
Goldman Sachs Group, Inc. (The)(c)
07/21/2032	2.383%	5,456,000	4,764,937
11/19/2045	5.561%	11,332,000	11,190,322
HSBC Holdings PLC(c)
05/13/2031	5.240%	4,766,000	4,850,716
05/24/2032	2.804%	11,340,000	10,091,114
05/13/2036	5.790%	7,366,000	7,593,406

Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, July 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(c)
07/22/2030	4.995%	20,956,000	21,317,294
10/22/2030	4.603%	3,191,000	3,195,328
01/24/2031	5.140%	6,000,000	6,129,709
04/22/2031	5.103%	5,055,000	5,169,251
11/08/2032	2.545%	4,295,000	3,774,146
04/22/2036	5.572%	6,350,000	6,559,353
Morgan Stanley(c)
01/18/2036	5.587%	3,227,000	3,313,107
04/17/2036	5.664%	8,000,000	8,253,819
Subordinated
09/16/2036	2.484%	16,249,000	13,848,061
Morgan Stanley Private Bank NA(c)
07/18/2031	4.734%	4,560,000	4,580,096
PNC Financial Services Group, Inc. (The)(c)
07/21/2036	5.373%	4,235,000	4,277,328
Royal Bank of Canada(c)
10/18/2030	4.650%	7,886,000	7,885,653
02/04/2031	5.153%	8,979,000	9,152,948
Royal Bank of Canada(c),(d)
08/06/2031	4.696%	6,356,000	6,361,482
US Bancorp(c)
05/15/2031	5.083%	17,890,000	18,206,595
06/12/2034	5.836%	4,671,000	4,895,178
Washington Mutual Bank(e),(f),(g)
Subordinated
01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.(c)
07/25/2034	5.557%	16,489,000	17,002,164
04/23/2036	5.605%	1,475,000	1,518,873
04/04/2051	5.013%	7,196,000	6,511,885
Total			289,528,858
Brokerage/Asset Managers/Exchanges 0.4%
AG Issuer LLC(a)
03/01/2028	6.250%	780,000	779,561
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	731,000	750,671
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	855,000	933,068
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	920,000	919,969
Focus Financial Partners LLC(a)
09/15/2031	6.750%	597,000	610,022
Hightower Holding LLC(a)
04/15/2029	6.750%	610,000	607,027
01/31/2030	9.125%	802,000	852,908
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Osaic Holdings, Inc.(a),(d)
08/01/2032	6.750%	532,000	538,457
08/01/2033	8.000%	673,000	683,839
Total			6,675,522
Building Materials 0.8%
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	566,000	568,477
07/31/2032	6.125%	9,784,000	9,894,734
Masterbrand, Inc.(a)
07/15/2032	7.000%	137,000	139,402
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	909,000	932,927
03/01/2033	6.750%	688,000	705,755
QXO Building Products, Inc.(a)
04/30/2032	6.750%	517,000	532,595
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	203,000	207,314
08/01/2033	6.250%	220,000	222,085
White Cap Buyer LLC(a)
10/15/2028	6.875%	1,296,000	1,293,167
Total			14,496,456
Cable and Satellite 2.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	163,000	161,660
03/01/2030	4.750%	1,508,000	1,432,462
08/15/2030	4.500%	876,000	819,836
02/01/2031	4.250%	719,000	656,117
03/01/2031	7.375%	304,000	312,313
02/01/2032	4.750%	93,000	85,880
01/15/2034	4.250%	884,000	762,644
Charter Communications Operating LLC
06/30/2062	3.950%	1,771,000	1,104,621
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	13,738,000	11,615,669
Comcast Corp.
05/15/2053	5.350%	8,155,000	7,477,132
11/01/2056	2.937%	8,950,000	5,176,532
CSC Holdings LLC(a)
02/01/2028	5.375%	717,000	659,645
01/31/2029	11.750%	398,000	372,245
02/01/2029	6.500%	298,000	235,572
01/15/2030	5.750%	635,000	312,585
12/01/2030	4.125%	382,000	256,638
12/01/2030	4.625%	482,000	225,389
02/15/2031	3.375%	267,000	175,769
DISH DBS Corp.
07/01/2026	7.750%	269,000	239,081
07/01/2028	7.375%	148,000	113,568
06/01/2029	5.125%	212,000	154,634
Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, July 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.(a)
12/01/2028	5.750%	486,000	433,755
DISH Network Corp.(a)
11/15/2027	11.750%	1,277,000	1,329,626
EchoStar Corp.
11/30/2029	10.750%	1,043,250	1,099,309
EchoStar Corp.(b)
11/30/2030	6.750%	108,315	102,649
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	1,232,000	1,204,661
07/15/2028	4.000%	252,000	240,041
07/01/2030	4.125%	947,000	863,538
Virgin Media Finance PLC(a)
07/15/2030	5.000%	648,000	583,993
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	178,000	173,879
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,175,000	1,034,302
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	419,000	365,690
Ziggo BV(a)
01/15/2030	4.875%	438,000	404,231
Total			40,185,666
Chemicals 0.9%
Ashland LLC(a)
09/01/2031	3.375%	979,000	860,523
Avient Corp.(a)
08/01/2030	7.125%	214,000	219,454
11/01/2031	6.250%	98,000	98,345
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	189,000	177,059
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	239,000	236,918
Celanese US Holdings LLC
04/15/2030	6.500%	174,000	176,051
07/15/2032	6.879%	200,000	207,052
04/15/2033	6.750%	894,000	902,018
11/15/2033	7.200%	444,000	463,345
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	482,000	489,755
Element Solutions, Inc.(a)
09/01/2028	3.875%	510,000	491,238
HB Fuller Co.
10/15/2028	4.250%	255,000	246,152
Herens Holdco Sarl(a)
05/15/2028	4.750%	464,000	404,524
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	340,000	341,204
INEOS Finance PLC(a)
04/15/2029	7.500%	1,053,000	1,049,263
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	1,150,000	1,169,947
Ingevity Corp.(a)
11/01/2028	3.875%	281,000	267,006
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	897,125	904,975
Inversion Escrow Issuer LLC(a),(d)
08/01/2032	6.750%	751,000	741,840
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	472,000	449,630
11/15/2028	9.750%	651,000	682,762
10/01/2029	6.250%	662,000	633,503
06/15/2031	7.250%	880,000	899,531
SPCM SA(a)
03/15/2027	3.125%	46,000	44,381
Tronox, Inc.(a)
03/15/2029	4.625%	450,000	349,016
WR Grace Holdings LLC(a)
06/15/2027	4.875%	1,218,000	1,211,207
08/15/2029	5.625%	1,421,000	1,311,482
03/01/2031	7.375%	158,000	162,983
Total			15,191,164
Construction Machinery 0.6%
Caterpillar, Inc.
05/15/2035	5.200%	8,281,000	8,439,085
Herc Holdings, Inc.(a)
06/15/2030	7.000%	446,000	460,532
06/15/2033	7.250%	1,325,000	1,372,967
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	125,000	128,038
03/15/2031	7.750%	264,000	276,844
Total			10,677,466
Consumer Cyclical Services 0.2%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	689,000	664,152
12/01/2028	6.125%	1,331,000	1,271,317
Garda World Security Corp.(a)
08/01/2032	8.250%	248,000	255,719
Match Group Holdings II LLC(a)
10/01/2031	3.625%	257,000	229,954

Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, July 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Match Group, Inc.(a)
06/01/2028	4.625%	192,000	187,603
02/15/2029	5.625%	135,000	134,491
08/01/2030	4.125%	706,000	658,344
Total			3,401,580
Consumer Products 0.9%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	1,053,000	875,586
Kenvue, Inc.
05/22/2032	4.850%	12,145,000	12,237,208
Newell Brands, Inc.(a)
06/01/2028	8.500%	302,000	316,802
Newell Brands, Inc.
05/15/2030	6.375%	308,000	299,378
05/15/2032	6.625%	641,000	613,235
Opal Bidco SAS(a)
03/31/2032	6.500%	466,000	471,208
Prestige Brands, Inc.(a)
01/15/2028	5.125%	460,000	455,919
04/01/2031	3.750%	214,000	195,868
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	150,000	137,041
02/01/2032	4.375%	214,000	194,379
Whirlpool Corp.
06/15/2030	6.125%	106,000	105,751
06/15/2033	6.500%	111,000	109,274
Total			16,011,649
Diversified Manufacturing 1.4%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	136,000	138,039
Carrier Global Corp.
02/15/2030	2.722%	15,000,000	13,916,433
Chart Industries, Inc.(a)
01/01/2030	7.500%	255,000	267,134
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	809,000	825,356
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	341,000	351,401
Esab Corp.(a)
04/15/2029	6.250%	240,000	245,343
Gates Corp. (The)(a)
07/01/2029	6.875%	234,000	241,015
Madison IAQ LLC(a)
06/30/2029	5.875%	894,000	871,657
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Resideo Funding, Inc.(a)
09/01/2029	4.000%	381,000	358,178
07/15/2032	6.500%	265,000	268,887
Siemens Funding BV(a)
05/28/2035	5.200%	4,000,000	4,097,176
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	406,000	404,506
Wesco Distribution, Inc.(a)
03/15/2033	6.375%	257,000	263,119
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	854,000	865,885
03/15/2029	6.375%	235,000	240,974
03/15/2032	6.625%	576,000	594,245
Total			23,949,348
Electric 8.3%
AEP Texas, Inc.
06/01/2033	5.400%	4,773,000	4,838,932
01/15/2050	3.450%	11,000,000	7,461,903
Alpha Generation LLC(a)
10/15/2032	6.750%	321,000	328,687
American Transmission Systems, Inc.(a)
01/15/2032	2.650%	6,869,000	6,042,407
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	508,000	512,719
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	1,100,000	1,080,871
02/15/2031	3.750%	561,000	511,711
01/15/2032	3.750%	125,000	111,056
Dominion Energy, Inc.
03/15/2035	5.450%	6,117,000	6,166,075
DTE Electric Co.
05/15/2035	5.250%	4,128,000	4,194,513
Duke Energy Carolinas LLC
01/15/2054	5.400%	2,500,000	2,404,442
Duke Energy Indiana LLC
04/01/2053	5.400%	7,710,000	7,331,720
Edison International
11/15/2028	5.250%	7,836,000	7,783,510
Entergy Louisiana LLC
03/15/2055	5.800%	2,805,000	2,797,638
Eversource Energy
08/15/2030	1.650%	19,336,000	16,781,595
Exelon Corp.
03/15/2052	4.100%	2,993,000	2,285,344
03/15/2053	5.600%	6,463,000	6,164,384
FirstEnergy Corp.
03/01/2050	3.400%	2,000,000	1,346,472
Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, July 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstEnergy Transmission LLC
01/15/2035	5.000%	2,932,000	2,897,951
Jersey Central Power & Light Co.
01/15/2035	5.100%	7,942,000	7,908,474
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	130,000	122,018
Long Ridge Energy LLC(a)
02/15/2032	8.750%	859,000	891,323
NextEra Energy Capital Holdings, Inc.
03/15/2035	5.450%	11,000,000	11,195,757
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	154,000	150,365
09/15/2027	4.500%	698,000	677,203
01/15/2029	7.250%	522,000	532,797
NRG Energy, Inc.
01/15/2028	5.750%	7,000	7,011
NRG Energy, Inc.(a)
06/15/2029	5.250%	1,058,000	1,046,224
07/15/2029	5.750%	132,000	131,810
02/01/2033	6.000%	300,000	300,836
11/01/2034	6.250%	228,000	231,026
Oncor Electric Delivery Co. LLC
11/01/2029	4.650%	10,702,000	10,795,820
06/15/2054	5.550%	6,594,000	6,404,295
Pacific Gas and Electric Co.
07/01/2050	4.950%	10,385,000	8,587,626
PG&E Corp.
07/01/2030	5.250%	398,000	381,290
PG&E Corp.(c)
03/15/2055	7.375%	321,000	309,690
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	938,000	899,675
Virginia Electric and Power Co.
01/15/2034	5.000%	7,866,000	7,825,251
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	159,000	158,859
02/15/2027	5.625%	369,000	368,557
07/31/2027	5.000%	227,000	225,868
05/01/2029	4.375%	280,000	271,358
10/15/2031	7.750%	786,000	832,012
04/15/2032	6.875%	311,000	323,178
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	460,000	482,544
03/15/2033	8.625%	787,000	833,279
Total			142,936,076
Environmental 0.1%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	90,000	91,840
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GFL Environmental, Inc.(a)
08/01/2028	4.000%	131,000	126,907
01/15/2031	6.750%	269,000	279,190
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	787,000	816,823
Total			1,314,760
Finance Companies 0.6%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	506,000	521,306
04/15/2029	6.875%	332,000	342,259
03/15/2030	5.875%	518,000	520,084
Navient Corp.
06/15/2026	6.750%	429,000	433,266
03/15/2029	5.500%	762,000	745,571
03/15/2031	11.500%	310,000	348,147
08/01/2033	5.625%	713,000	641,601
OneMain Finance Corp.
05/15/2029	6.625%	821,000	838,380
03/15/2030	7.875%	349,000	367,448
09/15/2030	4.000%	576,000	526,940
05/15/2031	7.500%	407,000	424,307
11/15/2031	7.125%	198,000	204,403
03/15/2032	6.750%	491,000	498,025
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	1,136,000	1,189,631
Rocket Cos, Inc.(a)
08/01/2030	6.125%	241,000	244,558
08/01/2033	6.375%	308,000	314,235
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	1,454,000	1,287,280
Springleaf Finance Corp.
11/15/2029	5.375%	35,000	34,312
United Wholesale Mortgage LLC(a)
11/15/2025	5.500%	372,000	372,007
06/15/2027	5.750%	220,000	220,141
04/15/2029	5.500%	244,000	238,775
UWM Holdings LLC(a)
02/01/2030	6.625%	626,000	626,675
Total			10,939,351
Food and Beverage 5.2%
Bacardi Ltd.(a)
07/15/2026	2.750%	857,000	840,170
05/15/2028	4.700%	4,192,000	4,207,358
05/15/2048	5.300%	4,000,000	3,535,603
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	29,320,000	29,402,319
Campbell Soup Co.
03/23/2035	4.750%	14,200,000	13,573,538

Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, July 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chobani Holdco II LLC(a),(b)
10/01/2029	8.750%	667,286	717,258
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	194,000	201,989
Constellation Brands, Inc.
05/01/2033	4.900%	5,922,000	5,868,147
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	499,000	502,090
Kraft Heinz Foods Co.
06/01/2026	3.000%	12,937,000	12,770,737
Mondelez International, Inc.
03/17/2027	2.625%	3,780,000	3,675,058
PepsiCo., Inc.
07/23/2032	4.650%	10,580,000	10,573,888
Performance Food Group, Inc.(a)
09/15/2032	6.125%	239,000	242,921
Post Holdings, Inc.(a)
04/15/2030	4.625%	256,000	244,541
09/15/2031	4.500%	500,000	462,397
02/15/2032	6.250%	393,000	400,405
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	558,000	559,276
04/30/2029	4.375%	279,000	268,627
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	642,000	607,646
US Foods, Inc.(a)
09/15/2028	6.875%	274,000	282,087
01/15/2032	7.250%	255,000	265,691
Total			89,201,746
Gaming 0.4%
Boyd Gaming Corp.(a)
06/15/2031	4.750%	306,000	291,526
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	590,000	608,645
02/15/2032	6.500%	368,000	375,027
10/15/2032	6.000%	501,000	483,752
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	479,000	478,151
Churchill Downs, Inc.(a)
05/01/2031	6.750%	272,000	277,933
MGM Resorts International
09/15/2029	6.125%	328,000	332,788
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	857,000	794,373
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	844,000	851,933
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	1,404,000	1,353,449
Scientific Games International, Inc.(a)
05/15/2028	7.000%	492,000	492,633
11/15/2029	7.250%	292,000	299,811
Voyager Parent LLC(a)
07/01/2032	9.250%	455,000	481,433
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	126,000	124,990
03/15/2033	6.250%	148,000	148,377
Total			7,394,821
Health Care 3.9%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	501,000	494,607
04/15/2029	5.000%	566,000	547,530
03/15/2033	7.375%	460,000	473,905
Avantor Funding, Inc.(a)
07/15/2028	4.625%	914,000	893,520
11/01/2029	3.875%	459,000	432,285
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	457,000	477,640
Becton Dickinson & Co.
02/08/2029	4.874%	18,188,000	18,404,203
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	157,000	147,738
03/15/2031	4.000%	205,000	188,115
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	601,000	602,007
04/15/2029	6.875%	439,000	344,044
05/15/2030	5.250%	627,000	548,678
02/15/2031	4.750%	377,000	315,323
01/15/2032	10.875%	203,000	212,956
Cigna Corp.
03/15/2050	3.400%	2,250,000	1,517,088
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	378,000	388,480
CVS Health Corp.
03/25/2038	4.780%	18,000,000	16,484,232
DaVita, Inc.(a)
06/01/2030	4.625%	225,000	214,725
07/15/2033	6.750%	597,000	615,474
Encompass Health Corp.
02/01/2028	4.500%	470,000	462,919
HCA, Inc.
06/01/2028	5.200%	2,648,000	2,693,372
03/01/2035	5.750%	5,336,000	5,467,827
03/15/2052	4.625%	7,710,000	6,158,443
Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, July 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	200,000	195,536
IQVIA, Inc.(a)
05/15/2030	6.500%	216,000	222,984
06/01/2032	6.250%	571,000	585,541
LifePoint Health, Inc.(a)
10/15/2030	11.000%	212,000	233,261
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	444,000	453,450
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	603,000	575,046
10/01/2029	5.250%	1,373,000	1,347,216
Select Medical Corp.(a)
12/01/2032	6.250%	660,000	659,532
Star Parent, Inc.(a)
10/01/2030	9.000%	1,279,000	1,346,164
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	874,000	899,277
Tenet Healthcare Corp.
02/01/2027	6.250%	356,000	356,190
11/01/2027	5.125%	848,000	844,881
10/01/2028	6.125%	398,000	398,037
05/15/2031	6.750%	685,000	704,918
Total			66,907,144
Healthcare Insurance 2.3%
Centene Corp.
10/15/2030	3.000%	15,116,000	13,154,858
03/01/2031	2.500%	7,322,000	6,146,770
UnitedHealth Group, Inc.
01/15/2031	4.650%	6,561,000	6,558,658
07/15/2044	5.500%	9,000,000	8,672,336
04/15/2054	5.375%	4,771,000	4,388,054
Total			38,920,676
Healthcare REIT 0.3%
Welltower OP LLC
07/01/2035	5.125%	4,410,000	4,394,565
Home Construction 0.0%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	171,000	167,283
04/01/2029	4.750%	39,000	37,669
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	193,000	194,816
08/01/2030	5.125%	321,000	316,420
Total			716,188
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 2.7%
APA Corp.(a)
02/15/2055	6.750%	6,115,000	5,748,534
Baytex Energy Corp.(a)
04/30/2030	8.500%	385,000	391,718
03/15/2032	7.375%	1,088,000	1,051,638
Canadian Natural Resources Ltd.(a)
12/15/2029	5.000%	4,885,000	4,917,335
Civitas Resources, Inc.(a)
07/01/2028	8.375%	482,000	496,243
11/01/2030	8.625%	272,000	277,697
07/01/2031	8.750%	552,000	558,860
06/15/2033	9.625%	566,000	582,022
CNX Resources Corp.(a)
01/15/2029	6.000%	497,000	496,601
01/15/2031	7.375%	212,000	218,977
03/01/2032	7.250%	388,000	399,634
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	1,100,000	1,100,077
Comstock Resources, Inc.(a)
03/01/2029	6.750%	225,000	223,070
01/15/2030	5.875%	83,000	78,307
Diamondback Energy, Inc.
04/18/2064	5.900%	4,205,000	3,885,444
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	699,000	685,388
04/15/2030	6.000%	216,000	212,516
04/15/2032	6.250%	338,000	324,530
11/01/2033	8.375%	342,000	357,226
02/15/2035	7.250%	922,000	897,507
Matador Resources Co.(a)
04/15/2028	6.875%	268,000	272,307
04/15/2032	6.500%	897,000	898,478
04/15/2033	6.250%	328,000	324,847
Occidental Petroleum Corp.
10/01/2054	6.050%	13,408,000	12,251,137
Permian Resources Operating LLC(a)
01/15/2032	7.000%	710,000	733,599
02/01/2033	6.250%	307,000	308,274
SM Energy Co.
07/15/2028	6.500%	239,000	240,434
SM Energy Co.(a)
08/01/2029	6.750%	304,000	304,238
08/01/2032	7.000%	569,000	563,312
Woodside Finance Ltd.
05/19/2035	6.000%	7,000,000	7,149,182
Total			45,949,132

Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, July 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.9%
BP Capital Markets America, Inc.
03/17/2052	3.001%	10,000,000	6,272,837
Cenovus Energy, Inc.
02/15/2052	3.750%	5,913,000	4,000,574
TotalEnergies Capital SA
09/10/2064	5.425%	5,690,000	5,288,089
Total			15,561,500
Leisure 0.4%
Boyne USA, Inc.(a)
05/15/2029	4.750%	378,000	366,785
Carnival Corp.(a)
03/15/2030	5.750%	580,000	588,788
08/01/2032	5.750%	957,000	963,112
02/15/2033	6.125%	551,000	560,445
Cinemark USA, Inc.(a)
07/15/2028	5.250%	239,000	237,422
08/01/2032	7.000%	618,000	638,100
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	360,000	354,516
NCL Corp., Ltd.(a)
03/15/2026	5.875%	32,000	32,061
02/01/2032	6.750%	651,000	668,685
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	905,000	921,707
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	608,000	619,435
Vail Resorts, Inc.(a)
05/15/2032	6.500%	327,000	336,140
Viking Cruises Ltd.(a)
02/15/2029	7.000%	650,000	654,911
07/15/2031	9.125%	269,000	289,346
Total			7,231,453
Life Insurance 8.1%
Corebridge Global Funding(a)
01/07/2028	4.900%	5,001,000	5,052,750
06/06/2030	4.850%	13,673,000	13,734,761
Guardian Life Global Funding(a)
12/10/2025	0.875%	5,000,000	4,934,607
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	3,305,000	3,388,803
Met Tower Global Funding(a)
10/01/2027	4.000%	7,429,000	7,365,845
04/12/2029	5.250%	11,807,000	12,126,142
Metropolitan Life Global Funding I(a)
03/28/2033	5.150%	1,943,000	1,975,911
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New York Life Global Funding(a)
10/01/2027	3.900%	14,190,000	14,066,082
12/05/2029	4.600%	4,711,000	4,741,258
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	3,948,000	2,893,459
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
05/29/2055	6.170%	2,568,000	2,684,804
Pacific Life Global Funding II(a)
04/14/2026	1.375%	10,139,000	9,923,236
Peachtree Corners Funding Trust II(a)
05/15/2035	6.012%	2,824,000	2,921,994
Principal Life Global Funding II(a)
11/27/2029	4.950%	35,728,000	36,174,976
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	2,765,000	2,487,272
05/15/2050	3.300%	8,606,000	5,727,892
Voya Financial, Inc.
06/15/2026	3.650%	9,490,000	9,418,695
Total			139,618,487
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
04/01/2032	6.125%	563,000	574,099
09/15/2033	5.750%	261,000	261,274
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	418,000	384,899
01/15/2032	6.625%	521,000	527,303
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	136,000	129,794
Total			1,877,369
Media and Entertainment 0.5%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	1,137,000	1,075,197
06/01/2029	7.500%	64,000	58,324
04/01/2030	7.875%	523,000	538,206
Clear Channel Outdoor Holdings, Inc.(a),(d)
02/15/2031	7.125%	451,000	450,368
03/15/2033	7.500%	459,000	457,733
Gray Media, Inc.(a)
07/15/2032	9.625%	257,000	259,487
08/15/2033	7.250%	196,000	194,993
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	255,113	214,408
05/01/2030	10.875%	166,000	83,033
Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, July 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mav Acquisition Corp.(a)
08/01/2029	8.000%	533,000	541,814
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	530,000	550,855
Outfront Media Capital LLC/Corp.(a)
01/15/2029	4.250%	195,000	185,806
03/15/2030	4.625%	651,000	617,821
02/15/2031	7.375%	136,000	142,786
Playtika Holding Corp.(a)
03/15/2029	4.250%	319,000	292,493
Roblox Corp.(a)
05/01/2030	3.875%	136,000	127,869
Snap, Inc.(a)
03/01/2033	6.875%	1,273,000	1,304,612
Univision Communications, Inc.(a)
08/15/2028	8.000%	646,000	663,823
05/01/2029	4.500%	238,000	220,270
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	371,000	312,376
03/15/2042	5.050%	924,000	617,661
03/15/2052	5.141%	225,000	139,236
Total			9,049,171
Metals and Mining 0.4%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	223,000	232,560
Allegheny Technologies, Inc.
10/01/2029	4.875%	122,000	118,715
10/01/2031	5.125%	826,000	798,924
Champion Iron Canada, Inc.(a)
07/15/2032	7.875%	200,000	204,489
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	203,000	203,073
03/15/2032	7.000%	82,000	79,976
05/01/2033	7.375%	87,000	84,843
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	495,000	512,846
Constellium SE(a)
06/15/2028	5.625%	807,000	800,256
04/15/2029	3.750%	204,000	191,498
08/15/2032	6.375%	486,000	492,343
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%	386,000	388,150
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	379,000	370,114
06/01/2031	4.500%	1,036,000	965,900
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novelis Corp.(a)
11/15/2026	3.250%	334,000	328,603
01/30/2030	4.750%	888,000	850,765
08/15/2031	3.875%	332,000	298,177
Novelis, Inc.(a)
01/30/2030	6.875%	195,000	200,797
Total			7,122,029
Midstream 3.4%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	593,000	622,618
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	412,000	423,040
CNX Midstream Partners LP(a)
04/15/2030	4.750%	1,395,000	1,316,240
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	1,172,000	1,219,309
06/30/2033	7.375%	756,000	746,812
Enbridge, Inc.
04/05/2034	5.625%	3,591,000	3,678,478
Energy Transfer LP
05/15/2054	5.950%	7,045,000	6,667,466
09/01/2054	6.050%	4,590,000	4,403,629
Hess Midstream Operations LP(a)
03/01/2028	5.875%	211,000	214,550
10/15/2030	5.500%	173,000	173,902
ITT Holdings LLC(a)
08/01/2029	6.500%	84,000	79,928
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	5,946,000	5,311,775
09/01/2044	5.400%	3,929,000	3,638,369
Kinder Morgan, Inc.
02/15/2046	5.050%	1,600,000	1,405,009
MPLX LP
03/14/2052	4.950%	5,537,000	4,570,982
NuStar Logistics LP
06/01/2026	6.000%	626,000	627,998
04/28/2027	5.625%	590,000	592,940
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	3,473,000	2,873,888
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	598,000	620,146
Sunoco LP(a)
05/01/2029	7.000%	529,000	549,338
05/01/2032	7.250%	498,000	522,133
07/01/2033	6.250%	513,000	519,410
Sunoco LP/Finance Corp.
04/15/2027	6.000%	316,000	315,819

Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, July 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	1,035,000	1,081,561
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	669,000	631,096
08/15/2031	4.125%	972,000	897,592
11/01/2033	3.875%	538,000	469,411
Venture Global LNG, Inc.(a),(c),(h)
	9.000%	1,267,000	1,266,823
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	200,000	206,915
02/01/2029	9.500%	239,000	260,592
01/15/2030	7.000%	386,000	391,497
06/01/2031	8.375%	515,000	532,365
02/01/2032	9.875%	496,000	535,171
Venture Global Plaquemines LNG LLC(a)
05/01/2033	7.500%	338,000	364,990
01/15/2034	6.500%	740,000	761,148
05/01/2035	7.750%	338,000	370,672
01/15/2036	6.750%	1,940,000	1,995,457
Western Gas Partners LP
03/01/2048	5.300%	3,255,000	2,733,121
Western Midstream Operating LP
01/15/2029	6.350%	4,324,000	4,515,402
Total			58,107,592
Natural Gas 1.6%
NiSource, Inc.
07/15/2035	5.350%	22,526,000	22,611,955
Southern California Gas Co.
09/01/2034	5.050%	4,200,000	4,203,355
Total			26,815,310
Oil Field Services 0.3%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	304,000	308,570
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	385,000	394,880
Nabors Industries Ltd.(a)
01/15/2028	7.500%	192,000	177,210
Nabors Industries, Inc.(a)
01/31/2030	9.125%	956,000	947,024
08/15/2031	8.875%	936,000	750,905
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	605,830	614,779
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	1,148,143	1,177,229
Transocean, Inc.(a)
05/15/2029	8.250%	179,000	169,140
05/15/2031	8.500%	442,000	406,745
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	676,000	691,082
Total			5,637,564
Other Industry 0.0%
Hillenbrand, Inc.
03/01/2031	3.750%	194,000	173,830
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	226,000	222,245
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	208,000	213,335
04/15/2030	6.625%	157,000	161,940
Total			771,350
Other REIT 0.2%
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	318,000	308,729
07/15/2031	7.000%	304,000	318,331
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	639,000	636,929
05/15/2029	4.875%	304,000	292,542
02/01/2030	7.000%	376,000	385,302
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	148,000	152,605
02/15/2029	4.500%	195,000	189,731
04/01/2032	6.500%	350,000	357,572
06/15/2033	6.500%	263,000	269,298
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	201,000	197,934
09/15/2029	4.000%	248,000	231,558
Service Properties Trust
06/15/2029	8.375%	216,000	224,326
Service Properties Trust(a)
11/15/2031	8.625%	263,000	280,362
XHR LP(a)
05/15/2030	6.625%	175,000	177,918
Total			4,023,137
Packaging 0.2%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,258,000	1,145,579
Canpack SA/US LLC(a)
11/15/2029	3.875%	403,000	376,580
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	849,000	866,007
04/15/2032	6.750%	516,000	528,261
Total			2,916,427
Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, July 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 3.1%
1261229 BC Ltd.(a)
04/15/2032	10.000%	1,182,000	1,203,153
AbbVie, Inc.
11/21/2029	3.200%	17,515,000	16,700,799
Amgen, Inc.
03/02/2063	5.750%	11,349,000	10,911,406
Bausch Health Companies, Inc.(a)
06/01/2028	4.875%	161,000	142,400
09/30/2028	11.000%	183,000	188,015
Gilead Sciences, Inc.
03/01/2026	3.650%	3,900,000	3,880,587
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,398,000	1,346,337
Organon Finance 1 LLC(a)
04/30/2028	4.125%	322,000	304,619
04/30/2031	5.125%	363,000	313,991
Pfizer Investment Enterprises Pte., Ltd.
05/19/2063	5.340%	9,525,000	8,711,005
Roche Holdings, Inc.(a)
11/13/2030	5.489%	8,800,000	9,242,925
Total			52,945,237
Property & Casualty 0.7%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	135,000	139,449
08/01/2029	6.000%	635,000	619,239
07/01/2032	6.750%	266,000	269,336
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	63,000	63,157
04/15/2028	6.750%	974,000	987,136
11/01/2029	5.875%	89,000	87,657
01/15/2031	7.000%	362,000	372,179
10/01/2031	6.500%	916,000	930,207
10/01/2032	7.375%	1,338,000	1,375,705
AmWINS Group, Inc.(a)
02/15/2029	6.375%	505,000	514,268
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	664,000	692,282
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	973,000	1,023,727
AssuredPartners, Inc.(a)
01/15/2029	5.625%	707,000	705,371
02/15/2032	7.500%	58,000	61,946
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	1,340,000	1,330,788
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HUB International Ltd.(a)
12/01/2029	5.625%	659,000	654,161
01/31/2032	7.375%	348,000	362,441
HUB International, Ltd.(a)
06/15/2030	7.250%	1,752,000	1,827,237
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	619,000	639,832
Ryan Specialty LLC(a)
08/01/2032	5.875%	197,000	197,558
Total			12,853,676
Railroads 2.1%
Burlington Northern Santa Fe LLC
03/15/2056	5.800%	3,230,000	3,284,518
Canadian Pacific Railway Co.
12/02/2031	2.450%	10,363,000	9,069,248
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	624,000	631,458
Norfolk Southern Corp.
08/01/2030	5.050%	13,375,000	13,737,671
11/01/2047	3.942%	3,192,000	2,490,120
08/25/2051	2.900%	1,302,000	814,211
Union Pacific Corp.
12/01/2054	5.600%	5,580,000	5,524,885
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	847,000	878,200
Total			36,430,311
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
06/15/2029	6.125%	352,000	359,611
09/15/2029	5.625%	384,000	386,882
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	1,175,000	1,105,513
Yum! Brands, Inc.
04/01/2032	5.375%	504,000	501,412
Total			2,353,418
Retailers 1.4%
Advance Auto Parts, Inc.(a),(d)
08/01/2030	7.000%	218,000	219,120
08/01/2033	7.375%	221,000	222,003
Amazon.com, Inc.
05/12/2051	3.100%	3,612,000	2,424,343
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	142,000	136,288
Beach Acquisition Bidco LLC(a),(b)
07/15/2033	10.000%	879,000	916,558

Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, July 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Belron UK Finance PLC(a)
10/15/2029	5.750%	255,000	257,435
Group 1 Automotive, Inc.(a)
01/15/2030	6.375%	357,000	364,235
Hanesbrands, Inc.(a)
02/15/2031	9.000%	438,000	461,413
L Brands, Inc.
06/15/2029	7.500%	113,000	115,729
11/01/2035	6.875%	205,000	210,952
L Brands, Inc.(a)
10/01/2030	6.625%	253,000	259,073
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	247,000	240,047
08/01/2031	8.250%	603,000	637,549
Lithia Motors, Inc.(a)
06/01/2029	3.875%	259,000	244,782
01/15/2031	4.375%	230,000	216,116
Lowe’s Companies, Inc.
04/01/2052	4.250%	10,674,000	8,260,905
PetSmart, Inc./Finance Corp.(a)
02/15/2029	7.750%	780,000	763,301
Walgreens Boots Alliance, Inc.
11/18/2044	4.800%	173,000	169,562
Walmart, Inc.
04/28/2035	4.900%	8,017,000	8,074,259
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	642,000	578,438
Total			24,772,108
Supermarkets 0.4%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	201,000	198,755
Kroger Co. (The)
09/15/2064	5.650%	7,004,000	6,616,001
Total			6,814,756
Technology 6.7%
Alphabet, Inc.
05/15/2065	5.300%	2,622,000	2,545,749
Amentum Escrow Corp.(a)
08/01/2032	7.250%	940,000	972,511
Apple, Inc.
02/08/2051	2.650%	5,049,000	3,111,804
Block, Inc.
06/01/2026	2.750%	103,000	100,984
06/01/2031	3.500%	217,000	198,929
05/15/2032	6.500%	794,000	814,980
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom, Inc.
02/15/2030	4.350%	4,420,000	4,388,392
Broadcom, Inc.(a)
11/15/2036	3.187%	15,000,000	12,380,496
CACI International, Inc.(a)
06/15/2033	6.375%	488,000	499,524
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	152,000	128,936
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	535,000	440,869
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	996,000	934,181
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	1,507,000	1,559,559
06/30/2032	8.250%	996,000	1,060,785
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	1,733,000	1,608,389
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	235,000	238,294
Entegris Escrow Corp.(a)
04/15/2029	4.750%	180,000	176,283
06/15/2030	5.950%	572,000	576,984
Fair Isaac Corp.(a)
05/15/2033	6.000%	395,000	397,520
Foundry JV Holdco LLC(a)
01/25/2034	5.875%	11,694,000	11,818,964
Gen Digital, Inc.(a)
04/01/2033	6.250%	419,000	427,237
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	949,000	1,003,347
HealthEquity, Inc.(a)
10/01/2029	4.500%	650,000	626,526
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	430,000	405,996
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	1,057,000	1,078,576
Intel Corp.
03/25/2050	4.750%	4,122,000	3,263,371
08/12/2051	3.050%	10,225,000	5,905,263
International Business Machines Corp.
02/10/2028	4.650%	9,525,000	9,597,584
05/15/2029	3.500%	11,000,000	10,659,947
05/15/2030	1.950%	5,635,000	5,014,950
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	200,000	193,629
05/30/2029	9.500%	1,005,000	1,049,369
Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, July 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iron Mountain, Inc.(a)
07/15/2030	5.250%	791,000	777,445
01/15/2033	6.250%	265,000	269,443
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	982,000	965,415
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	705,000	763,963
NCR Corp.(a)
10/01/2028	5.000%	431,000	423,801
04/15/2029	5.125%	138,000	135,245
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	1,084,000	1,049,281
NXP BV/Funding LLC/USA, Inc.
05/11/2031	2.500%	15,995,000	14,119,042
Oracle Corp.
02/06/2053	5.550%	2,233,000	2,063,454
03/25/2061	4.100%	10,415,000	7,345,027
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,121,000	1,132,193
Seagate Data Storage Technology Pte Ltd.(a)
12/15/2029	8.250%	248,000	264,339
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	359,000	367,640
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	531,000	548,305
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	311,000	320,089
UKG, Inc.(a)
02/01/2031	6.875%	907,000	932,094
WEX, Inc.(a)
03/15/2033	6.500%	608,000	615,976
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	398,000	374,150
Total			115,646,830
Transportation Services 1.9%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	898,000	916,790
06/15/2032	8.375%	251,000	258,884
ERAC USA Finance LLC(a)
05/01/2028	4.600%	20,535,000	20,707,059
FedEx Corp.(a)
05/15/2050	5.250%	3,500,000	3,078,201
United Parcel Service, Inc.
05/14/2055	5.950%	6,375,000	6,481,121
05/22/2064	5.600%	2,067,930	1,967,476
Total			33,409,531
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 1.9%
Altice France Holding SA(a)
02/15/2028	6.000%	328,000	120,608
Altice France SA(a)
01/15/2028	5.500%	725,000	644,692
07/15/2029	5.125%	627,000	547,537
SBA Communications Corp.
02/15/2027	3.875%	253,000	248,493
02/01/2029	3.125%	110,000	102,523
T-Mobile US, Inc.
02/15/2029	2.625%	20,007,000	18,778,053
02/15/2031	2.550%	4,176,000	3,730,384
02/15/2031	2.875%	7,976,000	7,250,735
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	705,000	642,861
07/15/2031	4.750%	812,000	750,714
04/15/2032	7.750%	301,000	313,785
Total			33,130,385
Wirelines 2.9%
AT&T, Inc.
12/01/2033	2.550%	4,585,000	3,824,000
05/15/2035	4.500%	2,000,000	1,898,778
08/15/2035	5.375%	8,307,000	8,412,553
Fibercop SpA(a)
07/18/2036	7.200%	97,000	95,913
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	295,000	309,307
03/15/2031	8.625%	488,000	517,470
Iliad Holding SAS(a)
10/15/2028	7.000%	992,000	1,006,847
Iliad Holding SASU(a)
04/15/2031	8.500%	232,000	248,892
04/15/2032	7.000%	369,000	379,138
Optics Bidco SpA(a)
06/04/2038	7.721%	282,000	281,178
Verizon Communications, Inc.
03/21/2031	2.550%	35,595,000	31,885,338
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	614,000	643,294
Total			49,502,708
Total Corporate Bonds & Notes (Cost $1,586,945,750)			1,566,288,950

Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, July 31, 2025 (Unaudited)
Foreign Government Obligations(i) 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	227,000	226,058
11/15/2028	8.500%	172,000	180,642
02/15/2030	9.000%	407,000	438,111
12/01/2031	7.000%	240,000	251,010
Total			1,095,821
Total Foreign Government Obligations (Cost $1,046,920)			1,095,821

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.0%
CP Atlas Buyer, Inc.(j),(k)
Tranche B Term Loan
1-month Term SOFR + 5.250% 07/08/2030	9.606%	483,103	460,397
Chemicals 0.0%
WR Grace Holdings LLC(j),(k)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	7.546%	374,420	374,341
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(j),(k)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.706%	246,134	245,858
Property & Casualty 0.0%
Truist Insurance Holdings LLC(j),(k)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	9.046%	211,830	216,014
Retailers 0.1%
Hanesbrands, Inc.(j),(k)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/07/2032	7.106%	120,095	120,345
PetSmart LLC(j),(k)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.206%	488,654	487,026
Total			607,371
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.1%
Ascend Learning LLC(j),(k)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.206%	115,669	115,553
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.356%	551,481	551,481
DCert Buyer, Inc.(j),(k)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	11.356%	119,000	105,217
Ellucian Holdings, Inc.(g),(j),(k)
2nd Lien Term Loan
1-month Term SOFR + 4.750% 11/22/2032	9.106%	634,000	651,435
Total			1,423,686
Total Senior Loans (Cost $3,320,673)			3,327,667

U.S. Treasury Obligations 1.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
05/15/2045	5.000%	26,064,000	26,442,743
Total U.S. Treasury Obligations (Cost $26,071,249)			26,442,743

Money Market Funds 7.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(l),(m)	123,566,161	123,529,091
Total Money Market Funds (Cost $123,527,317)		123,529,091
Total Investments in Securities (Cost: $1,742,236,341)		1,722,003,581
Other Assets & Liabilities, Net		7,769,497
Net Assets		1,729,773,078
Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, July 31, 2025 (Unaudited)
At July 31, 2025, securities and/or cash totaling $2,469,390 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	862	09/2025	USD	98,429,625	1,841,529	—
U.S. Treasury 2-Year Note	1,263	09/2025	USD	261,421,267	—	(139,993)
Total					1,841,529	(139,993)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(128)	09/2025	USD	(14,216,000)	26,914	—
U.S. Treasury 5-Year Note	(725)	09/2025	USD	(78,424,609)	181,919	—
U.S. Treasury 5-Year Note	(848)	09/2025	USD	(91,729,750)	—	(432,445)
U.S. Treasury Ultra 10-Year Note	(307)	09/2025	USD	(34,714,984)	98,306	—
U.S. Treasury Ultra Bond	(223)	09/2025	USD	(26,160,688)	—	(453,507)
Total					307,139	(885,952)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2025, the total value of these securities amounted to $511,159,215, which represents 29.55% of total net assets.

(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2025.

(d)	Represents a security purchased on a when-issued basis.
(e)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2025, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.

(f)	Represents a security in default.
(g)	Valuation based on significant unobservable inputs.
(h)	Perpetual security with no specified maturity date.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)
The stated interest rate represents the weighted average interest rate at July 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Variable rate security. The interest rate shown was the current rate as of July 31, 2025.
(l)	The rate shown is the seven-day current annualized yield at July 31, 2025.
(m)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	87,727,316	253,770,436	(217,961,979)	(6,682)	123,529,091	8,331	967,330	123,566,161
Abbreviation Legend
SOFR	Secured Overnight Financing Rate

Columbia Select Corporate Income Fund  | 2025

Portfolio of Investments  (continued)
Columbia Select Corporate Income Fund, July 31, 2025 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Select Corporate Income Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT136_04_R01_(09/25)